Related Party Transactions - Schedule of Transactions With Former Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Realized gain on oil and gas derivative instruments, net (note 7)	$ 47,042	$ 37,447
Perenco | Related Party
Related Party Transaction [Line Items]
Revenues	149,072	21,207
Realized gain on oil and gas derivative instruments, net (note 7)	47,042	4,333
Perenco | Liquefaction services revenue | Related Party
Related Party Transaction [Line Items]
Revenues	104,750	17,304
Receivable from TTF linked commodity swap derivatives	31,938		$ 23,228
Perenco | Vessel management fees and other revenue | Related Party
Related Party Transaction [Line Items]
Revenues	(2,720)	$ (430)
Balance due to Perenco (vessel operating expenses)	$ (3,867)		$ (3,012)
Golar | Perenco
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	10.07%